Cover	Dec. 07, 2021
Cover [Abstract]
Entity Registrant Name	ENVELA CORPORATION
Entity Central Index Key	0000701719
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 07, 2021
Entity File Number	1-11048
Entity Tax Identification Number	88-0097334
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	1901 GATEWAY DR., STE 100
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75038
City Area Code	972
Local Phone Number	587-4049
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ELA
Security Exchange Name	NYSE